Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	Commitments and Contingencies
Obligations under Multi-Year Reinsurance Contracts
The Company purchases reinsurance coverage to protect its capital and to limit its losses when certain major events occur. The Company’s reinsurance commitments generally run from June 1 of the current year to May 31 of the following year. From time to time, certain of the Company’s reinsurance agreements may be for periods longer than one year. Amounts payable for coverage during the current June 1 to May 31 contract period are recorded as reinsurance payable in the condensed consolidated balance sheets. Multi-year contract commitments for future years are recorded at the beginning of the coverage period. As of September 30, 2025 and December 31, 2024, there were no multi-year reinsurance contract obligations.

Litigation
Lawsuits and other legal proceedings are filed against the Company from time to time. Many of these legal proceedings involve claims under insurance policies that the Company underwrites. The Company is also involved in various other legal proceedings and litigation unrelated to claims under the Company’s contracts, which arise in the ordinary course of business. The Company accrues amounts resulting from claim-related legal proceedings in unpaid losses and loss adjustment expenses during the period it determines an unfavorable outcome becomes probable and amounts can be estimated. Management believes that the resolution of these legal actions will not have a material impact on the Company’s condensed consolidated financial statements. The Company contests liability and/or the amount of damages as appropriate in each pending matter.
Leases
On February 20, 2025, the Company entered into a 152-month lease agreement for approximately 75,000 square feet of new office space, where the Company will gain access to office suites in phases beginning in the first half of 2026. The asset has not been made available for use by the Company, and once made available for use, the Company will record the corresponding right-of-use
asset and lease liability. The Company will begin paying rent on the leased space in December 2026 and future minimum lease commitments amount to $45,724 over the lease term.
Florida Insurance Guaranty Association
In April 2023, the Florida Insurance Guaranty Association (“FIGA”) issued an order for the collection of a 1.0% FIGA assessment policy surcharge for policies effective October 1, 2023 through September 30, 2024. The order directed member insurance companies to collect policy surcharge amounts in advance and to remit those surcharge amounts to FIGA on a quarterly basis. The Company recorded an accrued liability totaling $2,254 and $1,195, respectively, in other liability and accrued expenses as of September 30, 2025 and December 31, 2024, which represents the policy surcharge amounts collected, but unremitted to FIGA as of that date.

18.	Commitments and Contingencies
Obligations under Multi-Year Reinsurance Contracts
The Company purchases reinsurance coverage to protect its capital and to limit its losses when certain major events occur. The Company’s reinsurance commitments generally run from June 1 of the current year to May 31 of the following year. From time to time, certain of the Company’s reinsurance agreements may be for periods longer than one year. Amounts payable for coverage during the current June 1 to May 31 contract period are recorded as reinsurance payable in the Consolidated Balance Sheets. Multi-year contract commitments for future years are recorded at the beginning of the coverage period. As of December 31, 2024 and December 31, 2023, there are no multi-year reinsurance contract obligations.
Litigation
Lawsuits and other legal proceedings are filed against the Company from time to time. Many of these legal proceedings involve claims under insurance policies that the Company underwrites. The Company is also involved in various other legal proceedings and litigation unrelated to claims under the Company’s contracts, which arise in the ordinary course of business. The Company accrues amounts resulting from claim-related legal proceedings in unpaid losses and loss adjustment expenses during the period it determines an unfavorable outcome becomes probable and amounts can be estimated. Management believes that the resolution of these legal actions will not have a material impact on the Company’s financial position or results of operations. The Company contests liability and/or the amount of damages as appropriate in each pending matter.
Florida Insurance Guaranty Association
During 2022, a second order was issued to collect a 1.3% FIGA assessment policy surcharge for policies effective July 1, 2022, through June 30, 2023. In April 2023, the Office issued an order for the collection of a 1.0% FIGA assessment policy surcharge for policies effective October 1, 2023 through September 30, 2024. The order directed member insurance companies to collect policy surcharge amounts in advance and to remit those surcharge amounts to FIGA on a quarterly basis. The Company recorded an accrued liability totaling $1,195 and $319 in other liability and accrued expenses as of December 31, 2024 and December 31, 2023 which represents the policy surcharge amounts collected, but unremitted to FIGA as of that date.
Profit Participation Plan
The Company has a PPP whereby certain key employees were granted the right to receive cash distributions from the Company based on specific participation ratios and hurdle values determined at the time of grant.

The hurdle value is based on the Board of Director’s determination of the value of equity for the Company. The award agreement stipulates that cash distributions will only be made if the Company makes a cash distribution to unitholders and the equity value for the Company remains in excess of the hurdle value after the distribution to unitholders takes place. The distribution is also subject to Board approval.
As the payment for the participation plan is not certain until the board approves the payment amounts, the Company has determined that the liability and compensation cost will not be recognized until the date that the board declares the distributions effective each year. As of December 31, 2024 and December 31, 2023, there was no liability recorded related to PPP.